SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding at January 1, 2024	5,679,775
Granted	355,000
Exercised	(76,875)
Forfeited and cancelled	(667,275)
Outstanding as of December 31, 2024	5,290,625	5,679,775
Exercisable as of December 31, 2024	2,203,333
Weighted-average exercise price
Outstanding at January 1, 2024	$ 6.9
Granted	5.6
Exercised	6.4
Forfeited and cancelled	9.1
Outstanding as of December 31, 2024	6.6	$ 6.9
Exercisable as of December 31, 2024	$ 6.9
Weighted-average remaining contractual term
Outstanding at December 31, 2024	3 years 7 months 6 days	4 years 2 months 12 days
Exercisable as of December 31, 2024	2 years 9 months 18 days
Aggregate intrinsic value
Outstanding at December 31, 2024	$ 1,060	$ 817
Exercisable as of December 31, 2024	$ 268